Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 1	0.50
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 2	$ 0
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 3	$ 100,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 4	0.45
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 5	$ 0
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 6	$ 2,400,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 7	0.16
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 8	$ 3,760,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 9	$ 3,760,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 10	0.10
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 11	$ 2,815,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 12	$ 2,815,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 13	0.05
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 14	$ 1,000,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 15	$ 1,000,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 16	0.05
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 17	$ 200,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 18	$ 200,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 19	0.13
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 20	$ 2,380,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 21	$ 2,410,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 22	0.065
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 23	$ 2,995,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 24	$ 3,025,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 25	0.095
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 26	$ 2,900,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 27	0
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 28	16,050,000
Share-based Payments Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options 29	$ 15,710,000